Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge reserve (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Gain in cash flow hedge	€ 554	€ (184)